Accrued Liabilities and Other Liabilities - Schedule of Accrued Liabilities and Other Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Accrued Liabilities and Other Liabilities [Abstract]
VAT payable	¥ 128,939		¥ 0
Withholding tax payables due to restricted share units (Note a)	126,198		0
Salary and welfare payable	118,712		25,148
Other tax payables	19,128		874
Warranty reserve	18,026		0
Customer refund	10,738		0
VAT received from customers related to contract liabilities	2,427		28,958
Rental deposits	2,120		4,011
Refund from depository bank – current	2,013		2,060
Others	9,093		2,292
Total	437,394	$ 68,637	63,343
Other non-current liabilities
Refund from depository bank – non-current	¥ 5,824		¥ 8,020